Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	FEDERATED EQUITY FUNDS
Prospectus Date	rr_ProspectusDate	Dec. 31, 2017
Supplement [Text Block]	fef_SupplementTextBlock

Federated MDT Mid Cap Growth Fund

A Portfolio of Federated Equity Funds

CLASS A SHARES (TICKER FGSAX)
CLASS C SHARES (TICKER FGSCX)
INSTITUTIONAL SHARES (TICKER FGSIX)
CLASS R6 SHARES (TICKER FGSKX)

SUPPLEMENT TO SUMMARY PROSPECTUS AND PROSPECTUS DATED DECEMBER 31, 2017

Effective October 1, 2018, in order to reflect a reduction in the Fee Limits (as defined below), under the heading entitled, "Risk/Return Summary: Fees and Expenses," please delete the Fee Table and Example and replace with the following:

This table describes the fees and expenses that you may pay if you buy and hold the Fund's Class A Shares (A), Class C Shares (C), Institutional Shares (IS) and Class R6 Shares (R6). You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in certain classes (e.g., A class) of Federated funds. More information about these and other discounts is available from your financial professional, in the "What Do Shares Cost?" section of the Prospectus on page 8 and in "Appendix B" to this Prospectus. If you purchase the Fund's IS and R6 Shares through a broker acting as an agent on behalf of its customers, you may be required to pay a commission to such broker; such commissions, if any, are not reflected in the Example below.

Shareholder Fees (fees paid directly from your investment)	A	C	IS	R6
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.50%	None	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, as applicable)	0.00%	1.00%	None	None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends (and other Distributions) (as a percentage of offering price)	None	None	None	None
Redemption Fee (as a percentage of amount redeemed, if applicable)	None	None	None	None
Exchange Fee	None	None	None	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fee	0.75%	0.75%	0.75%	0.75%
Distribution (12b-1) Fee	None	0.75%	None	None
Other Expenses	0.58%	0.60%	0.34%	0.26%
Total Annual Fund Operating Expenses	1.33%	2.10%	1.09%	1.01%
Fee Waivers and/or Expense Reimbursements[1]	(0.18)%	(0.21)%	(0.24)%	(0.17)%
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements	1.15%	1.89%	0.85%	0.84%

1The Adviser and certain of its affiliates on their own initiative have agreed to waive certain amounts of their respective fees and/or reimburse expenses. Effective October 1, 2018, total annual fund operating expenses (excluding acquired fund fees and expenses, interest expense, extraordinary expenses and proxy-related expenses paid by the Fund, if any) paid by the Fund's A, C, IS and R6 classes (after the voluntary waivers and/or reimbursements) will not exceed 1.14%, 1.88%, 0.84% and 0.83% (the "Fee Limit"), respectively, up to but not including the later of (the "Termination Date"): (a) October 1, 2019; or (b) the date of the Fund's next effective Prospectus. While the Adviser and its affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Fund's Board of Trustees.

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 for the time periods indicated and then redeem all of your Shares at the end of those periods. Expenses assuming no redemption are also shown. The Example also assumes that your investment has a 5% return each year and that operating expenses are as shown in the table above and remain the same. Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:

Share Class	1 Year	3 Years	5 Years	10 Years
A:
Expenses assuming redemption	$678	$948	$1,239	$2,063
Expenses assuming no redemption	$678	$948	$1,239	$2,063
C:
Expenses assuming redemption	$313	$658	$1,129	$2,431
Expenses assuming no redemption	$213	$658	$1,129	$2,431
IS:
Expenses assuming redemption	$111	$347	$601	$1,329
Expenses assuming no redemption	$111	$347	$601	$1,329
R6:
Expenses assuming redemption	$103	$322	$558	$1,236
Expenses assuming no redemption	$103	$322	$558	$1,236

Federated MDT Mid Cap Growth Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	fef_SupplementTextBlock

Federated MDT Mid Cap Growth Fund

A Portfolio of Federated Equity Funds

CLASS A SHARES (TICKER FGSAX)
CLASS C SHARES (TICKER FGSCX)
INSTITUTIONAL SHARES (TICKER FGSIX)
CLASS R6 SHARES (TICKER FGSKX)

SUPPLEMENT TO SUMMARY PROSPECTUS AND PROSPECTUS DATED DECEMBER 31, 2017

Effective October 1, 2018, in order to reflect a reduction in the Fee Limits (as defined below), under the heading entitled, "Risk/Return Summary: Fees and Expenses," please delete the Fee Table and Example and replace with the following:

This table describes the fees and expenses that you may pay if you buy and hold the Fund's Class A Shares (A), Class C Shares (C), Institutional Shares (IS) and Class R6 Shares (R6). You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in certain classes (e.g., A class) of Federated funds. More information about these and other discounts is available from your financial professional, in the "What Do Shares Cost?" section of the Prospectus on page 8 and in "Appendix B" to this Prospectus. If you purchase the Fund's IS and R6 Shares through a broker acting as an agent on behalf of its customers, you may be required to pay a commission to such broker; such commissions, if any, are not reflected in the Example below.

Shareholder Fees (fees paid directly from your investment)	A	C	IS	R6
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.50%	None	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, as applicable)	0.00%	1.00%	None	None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends (and other Distributions) (as a percentage of offering price)	None	None	None	None
Redemption Fee (as a percentage of amount redeemed, if applicable)	None	None	None	None
Exchange Fee	None	None	None	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fee	0.75%	0.75%	0.75%	0.75%
Distribution (12b-1) Fee	None	0.75%	None	None
Other Expenses	0.58%	0.60%	0.34%	0.26%
Total Annual Fund Operating Expenses	1.33%	2.10%	1.09%	1.01%
Fee Waivers and/or Expense Reimbursements[1]	(0.18)%	(0.21)%	(0.24)%	(0.17)%
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements	1.15%	1.89%	0.85%	0.84%

1The Adviser and certain of its affiliates on their own initiative have agreed to waive certain amounts of their respective fees and/or reimburse expenses. Effective October 1, 2018, total annual fund operating expenses (excluding acquired fund fees and expenses, interest expense, extraordinary expenses and proxy-related expenses paid by the Fund, if any) paid by the Fund's A, C, IS and R6 classes (after the voluntary waivers and/or reimbursements) will not exceed 1.14%, 1.88%, 0.84% and 0.83% (the "Fee Limit"), respectively, up to but not including the later of (the "Termination Date"): (a) October 1, 2019; or (b) the date of the Fund's next effective Prospectus. While the Adviser and its affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Fund's Board of Trustees.

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 for the time periods indicated and then redeem all of your Shares at the end of those periods. Expenses assuming no redemption are also shown. The Example also assumes that your investment has a 5% return each year and that operating expenses are as shown in the table above and remain the same. Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:

Share Class	1 Year	3 Years	5 Years	10 Years
A:
Expenses assuming redemption	$678	$948	$1,239	$2,063
Expenses assuming no redemption	$678	$948	$1,239	$2,063
C:
Expenses assuming redemption	$313	$658	$1,129	$2,431
Expenses assuming no redemption	$213	$658	$1,129	$2,431
IS:
Expenses assuming redemption	$111	$347	$601	$1,329
Expenses assuming no redemption	$111	$347	$601	$1,329
R6:
Expenses assuming redemption	$103	$322	$558	$1,236
Expenses assuming no redemption	$103	$322	$558	$1,236